Borrowings - Summary of Borrowings (Detail) - SGD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Borrowings - Current	$ 170	$ 0
Borrowings - Non-current	16,732
Total	$ 16,902	$ 0